INCOME TAXES - PROVISION FOR INCOME TAXES ON CONTINUING OPERATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
CURRENT TAX EXPENSE
Current Federal Tax Expense (Benefit)	$ 2,127	$ 1,399	$ 1,629
Current Foreign Tax Expense (Benefit)	1,142	1,252	1,452
Current State and Local Tax Expense (Benefit)	252	237	278
Current Income Tax Expense (Benefit)	3,521	2,888	3,359
DEFERRED TAX EXPENSE
Deferred Federal Income Tax Expense (Benefit)	(607)	145	187
Deferred Foreign Income Tax Expense (Benefit)	(189)	(182)	(484)
Deferred Income Tax Expense (Benefit) on a Restated Basis	(796)	(37)	(297)
Income Tax Expense (Benefit)	$ 2,725	$ 2,851	$ 3,062